Restricted Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 32,100	$ 34,800
Collateral for certain insurance contracts
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 32,100	$ 34,800